CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2019 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2018 USD ($) shares
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts receivable (in dollars) | $		$ 570		$ 790
Ordinary shares, par value (in NIS per share) | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, shares authorized		100,000,000		100,000,000
Ordinary shares, shares issued		59,040,697		58,002,942
Ordinary shares, shares outstanding		29,569,083		29,091,176
Treasury stock, shares		29,471,614		28,911,766